Property and equipment	12 Months Ended
Dec. 31, 2023
Property and equipment
Property and equipment
5	Property and equipment

	Furniture,
	fittings and	Leasehold
	equipment	improvements	Total
	USD	USD	USD
Cost
At 1 January 2022	771,931	208,707	980,638
Additions	169,278	648,308	817,586
Acquisition through business combination	586,452	—	586,452
Assets classified as held for sale (Note 34)	(111,691)	(18,846)	(130,537)
At 31 December 2022	1,415,970	838,169	2,254,139
Additions	17,237	—	17,237
Assets classified as held for sale (Note 34)	(454,483)	—	(454,483)
At 31 December 2023	978,724	838,169	1,816,893

Accumulated depreciation and impairment
At 1 January 2022	288,384	43,550	331,934
Charge for the year	558,934	45,370	604,304
Assets classified as held for sale (Note 34)	(13,029)	(2,198)	(15,227)
Impairment	60,593	1,697	62,290
At 31 December 2022	894,882	88,419	983,301
Charge for the year	198,063	158,225	356,288
Assets classified as held for sale (Note 34)	(274,389)	—	(274,389)
At 31 December 2023	818,556	246,644	1,065,200

Net book value
At 31 December 2023	160,168	591,525	751,693
At 31 December 2022	521,088	749,750	1,270,838

Depreciation is allocated as detailed below:

	2023	2022	2021
	USD	USD	USD
General and administrative expenses (Note 23)	276,022	170,754	110,027
Assets classified as Disposal groups	80,266	433,550	72,375
	356,288	604,304	182,402